CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Operating activities:
Net income	$ 876	$ 1,630
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,206	1,315
Net change in operating assets and liabilities	609	(34)
Deferred Income Taxes Net And Uncertain Tax Positions	(666)	(503)
Impairment of long lived assets	195	576
Stock-based compensation	42	61
Other items	138	(38)
Loss (Gain) from sale of long lived assets and investments	21	(12)
Net cash provided by operating activities	2,421	2,995
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	(39)	0
Purchase of property, plant and equipment	(717)	(777)
Purchase of investments and other assets	(157)	(73)
Proceeds From Sales of Long Lived Assets And Investments	173	200
Other investing activities	(91)	(75)
Net cash used in investing activities	(831)	(725)
Financing activities:
Proceeds From Senior Notes Net	0	1,798
Purchase of treasury shares	(497)	(667)
Net change in short-term credit	0	(2,514)
Dividends paid	(813)	(641)
Proceeds from exercise of options by employees	29	24
Proceeds From Long Term Loans And Other Long Term Liabilities	2	1,240
Repayment of long-term loans and other long-term liabilities	(2,005)	(1,184)
Other financing activities	20	0
Net cash used in financing activities	(3,264)	(1,944)
Translation adjustment on cash and cash equivalents	(57)	10
Net change in cash and cash equivalents	(1,731)	336
Balance of cash and cash equivalents at beginning of period	2,879	1,096
Balance of cash and cash equivalents at end of period	$ 1,148	$ 1,432